Net Loss per Share Attributable to Common Stockholders - Schedule of Dilutive Securities Excluded From Computation of Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Loss per Share Attributable to Common Stockholders
Total dilutive securities	$ 2,408,969	$ 1,799,766	$ 2,420,491	$ 2,284,674
Options, RSUs, and grants
Net Loss per Share Attributable to Common Stockholders
Total dilutive securities	735,001	521,932	744,373	555,581
Warrants
Net Loss per Share Attributable to Common Stockholders
Total dilutive securities	$ 1,673,968	$ 1,277,834	$ 1,676,118	$ 1,729,093